UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
   (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  FUNDS, INC.
                             LARGE CAP VALUE FUND

            STYLE PURE SERIES  | SEMI-ANNUAL REPORT | JUNE 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

John B. Cunningham





                           JOHN B. CUNNINGHAM
                           PORTFOLIO MANAGER



   [GRAPHIC] Style Pure Series

 Semi-Annual Report . June 30, 2003

 SMITH BARNEY FUNDS, INC.
 LARGE CAP VALUE FUND

      JOHN B. CUNNINGHAM

      John B. Cunningham, CFA, has more than 16 years of securities business experience. Mr. Cunningham holds a BA from University of Virginia and an MBA from The Amos Tuck School at Dartmouth College.

      FUND OBJECTIVE

      The Fund seeks long-term growth of capital with current income by employing a disciplined stock selection process for undervalued stocks of established, well recognized but temporarily out of favor companies.

      FUND FACTS

      FUND INCEPTION*
      -----------------
      May 18, 1967

      MANAGER'S INVESTMENT
      INDUSTRY EXPERIENCE
      -----------------
      16 Years

       *On February 26, 1972, an affiliate of Citigroup Global Markets Inc.
        assumed management of the Large Cap Value Fund.





What's Inside

Letter from the Chairman.............................................1

Schedule of Investments..............................................2

Statement of Assets and Liabilities..................................6

Statement of Operations..............................................7

Statements of Changes in Net Assets .................................8

Notes to Financial Statements........................................9

Financial Highlights ...............................................13

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer


Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.
Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 18, 2003


     1 Smith Barney Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003



  SHARES               SECURITY                VALUE
------------------------------------------------------------
COMMON STOCK -- 92.4%
Aerospace and Defense -- 2.9%
    349,500 Honeywell International Inc.   $    9,384,075
    135,900 United Technologies Corp.           9,625,797
---------------------------------------------------------
                                               19,009,872
---------------------------------------------------------
Banks -- 9.6%
    107,900 Bank of America Corp.               8,527,337
    350,600 The Bank of New York Co., Inc.     10,079,750
    318,800 FleetBoston Financial Corp.         9,471,548
    440,700 U.S. Bancorp                       10,797,150
    204,300 Wachovia Corp.                      8,163,828
    192,600 Washington Mutual, Inc.             7,954,380
    169,900 Wells Fargo & Co.                   8,562,960
---------------------------------------------------------
                                               63,556,953
---------------------------------------------------------
Chemicals -- 0.9%
    202,500 The Dow Chemical Co.                6,269,400
---------------------------------------------------------
Commercial Services and Supplies -- 0.6%
    180,200 Waste Management, Inc.              4,341,018
---------------------------------------------------------
Communications Equipment -- 5.1%
    662,000 3Com Corp.+                         3,098,160
    456,100 Comverse Technology, Inc.+          6,855,183
  2,885,100 Lucent Technologies Inc.+           5,856,753
    907,100 Motorola, Inc.                      8,553,953
    593,200 Nokia Oyj, Sponsored ADR            9,746,276
---------------------------------------------------------
                                               34,110,325
---------------------------------------------------------
Computers and Peripherals -- 3.8%
    728,600 Hewlett-Packard Co.                15,519,180
  2,071,700 Sun Microsystems, Inc.+             9,529,820
---------------------------------------------------------
                                               25,049,000
---------------------------------------------------------
Diversified Financials -- 9.3%
    184,000 American Express Co.                7,693,040
    100,600 The Goldman Sachs Group, Inc.       8,425,250
    249,800 J.P. Morgan Chase & Co.             8,538,164
    413,500 MBNA Corp.                          8,617,340
    249,600 Merrill Lynch & Co., Inc.          11,651,328
    171,500 Morgan Stanley                      7,331,625
    367,900 Waddell & Reed Financial, Inc.      9,443,993
---------------------------------------------------------
                                               61,700,740
---------------------------------------------------------
Diversified Telecommunication -- 4.7%
    242,400 AT&T Corp.                          4,666,200
    455,400 SBC Communications Inc.            11,635,470
    371,800 Verizon Communications Inc.        14,667,510
---------------------------------------------------------
                                               30,969,180
---------------------------------------------------------
Electric Utilities -- 1.8%
    201,400 Progress Energy, Inc.               8,841,460
    205,300 Xcel Energy, Inc.                   3,087,712
---------------------------------------------------------
                                               11,929,172
---------------------------------------------------------

                      See Notes to Financial Statements.

     2 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


  SHARES                     SECURITY                       VALUE
------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.9%
  1,568,400 Solectron Corp.+                            $    5,865,816
----------------------------------------------------------------------
Energy Equipment and Services -- 3.5%
    304,600 ENSCO International Inc.                         8,193,740
    212,400 GlobalSantaFe Corp.                              4,957,416
    458,600 Transocean Inc.+                                10,075,442
----------------------------------------------------------------------
                                                            23,226,598
----------------------------------------------------------------------
Food and Drug Retailing -- 2.9%
    483,700 The Kroger Co.+                                  8,068,116
    548,000 Safeway, Inc.+                                  11,212,080
----------------------------------------------------------------------
                                                            19,280,196
----------------------------------------------------------------------
Food Products -- 0.7%
    144,900 Kraft Foods Inc., Class A Shares                 4,716,495
----------------------------------------------------------------------
Gas Utilities -- 1.2%
    423,500 NiSource Inc.                                    8,046,500
----------------------------------------------------------------------
Healthcare Providers and Services -- 1.9%
    266,600 HCA Inc.                                         8,541,864
    363,000 Tenet Healthcare Corp.+                          4,228,950
----------------------------------------------------------------------
                                                            12,770,814
----------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 3.0%
    661,900 McDonald's Corp.                                14,601,514
    153,500 MGM MIRAGE+                                      5,246,630
----------------------------------------------------------------------
                                                            19,848,144
----------------------------------------------------------------------
Household Durables -- 0.7%
     95,400 Fortune Brands, Inc.                             4,979,880
----------------------------------------------------------------------
Household Products -- 1.8%
    231,100 Kimberly-Clark Corp.                            12,049,554
----------------------------------------------------------------------
Insurance -- 5.6%
    211,900 American International Group, Inc.              11,692,642
     87,700 The Hartford Financial Services Group, Inc.      4,416,572
    151,000 Loews Corp.                                      7,140,790
    199,500 The St. Paul Cos., Inc.                          7,283,745
     37,000 Willis Group Holdings Ltd.                       1,137,750
     69,000 XL Capital Ltd., Class A Shares                  5,727,000
----------------------------------------------------------------------
                                                            37,398,499
----------------------------------------------------------------------
Media -- 3.7%
    208,800 Comcast Corp., Class A Shares+                   6,301,584
    226,600 Comcast Corp., Special Class A Shares+           6,532,878
    997,600 Liberty Media Corp., Class A Shares+            11,532,256
----------------------------------------------------------------------
                                                            24,366,718
----------------------------------------------------------------------
Metals and Mining -- 1.9%
    480,700 Alcoa Inc.                                      12,257,850
----------------------------------------------------------------------
Multiline Retail -- 3.0%
    245,100 Federated Department Stores, Inc.+               9,031,935
    294,800 Target Corp.                                    11,155,232
----------------------------------------------------------------------
                                                            20,187,167
----------------------------------------------------------------------

                      See Notes to Financial Statements.

     3 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

  SHARES                            SECURITY                             VALUE
-----------------------------------------------------------------------------------
Oil and Gas -- 4.5%
    263,100 BP PLC, Sponsored ADR                                    $   11,055,462
    139,400 ChevronTexaco Corp.                                          10,064,680
    116,800 Total S.A., Sponsored ADR                                     8,853,440
-----------------------------------------------------------------------------------
                                                                         29,973,582
-----------------------------------------------------------------------------------
Paper and Forest Products -- 1.5%
    279,000 International Paper Co.                                       9,968,670
-----------------------------------------------------------------------------------
Pharmaceuticals -- 6.2%
    266,300 Bristol-Myers Squibb Co.                                      7,230,045
    428,700 Pfizer Inc.                                                  14,640,105
    531,300 Schering-Plough Corp.                                         9,882,180
    205,000 Wyeth                                                         9,337,750
-----------------------------------------------------------------------------------
                                                                         41,090,080
-----------------------------------------------------------------------------------
Real Estate -- 1.5%
    364,100 Equity Office Properties Trust                                9,834,341
-----------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 0.9%
     19,800 ASML Holding N.V.+                                              189,288
    319,500 LSI Logic Corp.+                                              2,262,060
    278,500 Micron Technology, Inc.+                                      3,238,955
-----------------------------------------------------------------------------------
                                                                          5,690,303
-----------------------------------------------------------------------------------
Software -- 0.6%
    137,800 VERITAS Software Corp.+                                       3,950,726
-----------------------------------------------------------------------------------
Specialty Retail -- 2.0%
    178,800 The Gap, Inc.                                                 3,354,288
    299,600 The Home Depot, Inc.                                          9,922,752
-----------------------------------------------------------------------------------
                                                                         13,277,040
-----------------------------------------------------------------------------------
Tobacco -- 4.1%
    452,900 Altria Group, Inc.                                           20,579,776
    183,300 R.J. Reynolds Tobacco Holdings, Inc.                          6,820,593
-----------------------------------------------------------------------------------
                                                                         27,400,369
-----------------------------------------------------------------------------------
Wireless Telecommunication Services -- 1.6%
  1,295,400 AT&T Wireless Services Inc.+                                 10,635,234
-----------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $562,342,275)                                      613,750,236
-----------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 1.7%
Media -- 1.7%
    446,600 The News Corp. Ltd., Sponsored ADR (Cost -- $10,316,907)     11,187,330
-----------------------------------------------------------------------------------

                      See Notes to Financial Statements.


     4 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003


   FACE
  AMOUNT                                            SECURITY                                            VALUE
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.9%
$38,963,000 Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at maturity -- $38,964,136;
              (Fully collateralized by various U.S. government agency obligations, 3.500% to 11.250%
              due 11/15/04 to 2/15/26; Market value -- $39,742,260) (Cost -- $38,963,000)            $ 38,963,000
-----------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $611,622,182*)                                                                  $663,900,566
-----------------------------------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

     5 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003


ASSETS:
  Investments, at value (Cost -- $611,622,182)                $ 663,900,566
  Cash                                                                  864
  Receivable for securities sold                                  8,370,590
  Dividends and interest receivable                               1,395,574
  Receivable for Fund shares sold                                   877,264
---------------------------------------------------------------------------
  Total Assets                                                  674,544,858
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                8,761,499
  Management fee payable                                            330,526
  Payable for Fund shares purchased                                 326,592
  Distribution plan fees payable                                     53,629
  Accrued expenses                                                  163,034
---------------------------------------------------------------------------
  Total Liabilities                                               9,635,280
---------------------------------------------------------------------------
Total Net Assets                                              $ 664,909,578
---------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                 $     517,147
  Capital paid in excess of par value                           717,880,928
  Undistributed net investment income                               783,130
  Accumulated net realized loss from investment transactions   (106,550,011)
  Net unrealized appreciation of investments                     52,278,384
---------------------------------------------------------------------------
Total Net Assets                                              $ 664,909,578
---------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        29,891,155
---------------------------------------------------------------------------
  Class B                                                         4,147,172
---------------------------------------------------------------------------
  Class L                                                         5,677,012
---------------------------------------------------------------------------
  Class Y                                                        11,999,336
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $12.86
---------------------------------------------------------------------------
  Class B *                                                          $12.83
---------------------------------------------------------------------------
  Class L *                                                          $12.84
---------------------------------------------------------------------------
  Class Y (and redemption price)                                     $12.86
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $13.54
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $12.97
---------------------------------------------------------------------------

 * Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

     6 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED JUNE 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $  8,301,953
  Interest                                                         278,899
  Less: Foreign withholding tax                                    (91,916)
--------------------------------------------------------------------------
  Total Investment Income                                        8,488,936
--------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        1,966,529
  Distribution plan fees (Note 5)                                1,006,059
  Shareholder servicing fees (Note 5)                              189,228
  Shareholder communications (Note 5)                               26,942
  Custody                                                           25,478
  Audit and legal                                                   21,421
  Registration fees                                                 17,668
  Directors' fees                                                    3,310
  Other                                                              7,524
--------------------------------------------------------------------------
  Total Expenses                                                 3,264,159
--------------------------------------------------------------------------
Net Investment Income                                            5,224,777
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding
  short-term investments):
   Proceeds from sales                                         316,948,215
   Cost of securities sold                                     326,949,126
--------------------------------------------------------------------------
  Net Realized Loss                                            (10,000,911)
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of period                                         (24,481,207)
   End of period                                                52,278,384
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       76,759,591
--------------------------------------------------------------------------
Net Gain on Investments                                         66,758,680
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 71,983,457
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                  2003           2002
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                      $   5,224,777  $   13,535,029
  Net realized loss                                            (10,000,911)    (91,363,495)
  Increase (decrease) in net unrealized appreciation            76,759,591    (224,331,082)
------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations             71,983,457    (302,159,548)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                         (5,256,090)    (12,924,003)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders     (5,256,090)    (12,924,003)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sales                                       24,217,595     109,633,590
  Net asset value of shares issued for reinvestment of
   dividends                                                     3,400,349       8,611,184
  Cost of shares reacquired                                   (159,199,030)   (260,652,146)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions         (131,581,086)   (142,407,372)
------------------------------------------------------------------------------------------
Decrease in Net Assets                                         (64,853,719)   (457,490,923)

NET ASSETS:
  Beginning of period                                          729,763,297   1,187,254,220
------------------------------------------------------------------------------------------
  End of period*                                             $ 664,909,578  $  729,763,297
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                $783,130        $814,443
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     8 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Large Cap Value Fund ("Fund"), a separate investment fund of the Smith Barney Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of this Fund and two other separate investment funds: U.S. Government Securities Fund and Short-Term Investment Grade Bond Fund, formerly known as Short-Term High Grade Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, at least annually; (h) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets by class; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.60% on the Fund's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $174,032 to CTB.

     9 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor. For the six months ended June 30, 2003, CGM and its affiliates did not receive any brokerage commissions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2003, CDSCs paid to CGM and sales charges received by CGM, were approximately as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
CDSCs                                    -- $52,000 $ 3,000
----------------------------------------------------------
Sales charges                       $52,000      --  81,000
----------------------------------------------------------

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

-----------------------------------------------
Purchases                           $180,377,526
-----------------------------------------------
Sales                                316,948,215
-----------------------------------------------

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------
Gross unrealized appreciation       $ 71,192,078
Gross unrealized depreciation        (18,913,694)
------------------------------------------------
Net unrealized appreciation         $ 52,278,384
------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian take possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     10 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

5. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended June 30, 2003 total Distribution Plan fees were as follows:

                                    Class A  Class B  Class L
--------------------------------------------------------------
Distribution Plan Fees              $440,610 $250,633 $314,816
-------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                    Class A  Class B Class L Class Y Class Z
----------------------------------------------------------------------------
Shareholder Servicing Fees          $111,154 $42,068 $35,688   $119    $199
---------------------------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L Class Y Class Z
---------------------------------------------------------------------------
Shareholder Communication Expenses   $8,039  $3,567  $5,191 $4,619  $5,526
--------------------------------------------------------------------------

6. Distributions Paid to Shareholders by Class

                                    Six Months Ended    Year Ended
                                     June 30, 2003   December 31, 2002
----------------------------------------------------------------------
Net Investment Income
Class A                                $2,835,907       $ 6,403,838
Class B                                   184,533           355,584
Class L                                   247,583           444,405
Class Y                                 1,408,881         3,367,280
Class Z                                   579,186         2,352,896
---------------------------------------------------------------------
Total                                  $5,256,090       $12,924,003
---------------------------------------------------------------------

7. Capital Shares

At June 30, 2003, the Company had two billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     11 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                          Six Months Ended                       Year Ended
                            June 30, 2003                    December 31, 2002
                     --------------------------          -------------------------
                        Shares            Amount           Shares        Amount
-----------------------------------------------------------------------------------
Class A
Shares sold              588,081      $   6,892,374       1,318,956  $  18,593,187
Shares issued on
 reinvestment            202,350          2,395,210         433,717      5,478,720
Shares reacquired     (2,390,964)       (27,590,163)     (7,862,356)  (105,799,585)
--------------------------------------------------------------------------
Net Decrease          (1,600,533)     $ (18,302,579)     (6,109,683) $ (81,727,678)
--------------------------------------------------------------------------
Class B
Shares sold              195,651      $   2,304,441         513,740  $   6,943,703
Shares issued on
 reinvestment             14,351            169,398          27,838        328,759
Shares reacquired       (711,000)        (8,184,404)     (1,464,467)   (19,303,658)
--------------------------------------------------------------------------
Net Decrease            (500,998)     $  (5,710,565)       (922,889) $ (12,031,196)
--------------------------------------------------------------------------
Class L
Shares sold              754,449      $   8,735,146         522,583  $   7,226,603
Shares issued on
 reinvestment             17,943            212,074          34,593        411,791
Shares reacquired       (574,759)        (6,594,086)     (1,485,329)   (19,748,659)
--------------------------------------------------------------------------
Net Increase
 (Decrease)              197,633      $   2,353,134        (928,153) $ (12,110,265)
--------------------------------------------------------------------------
Class Y
Shares sold               89,879      $   1,065,916       4,030,821  $  58,617,924
Shares issued on
 reinvestment              3,739             44,481           3,522         39,018
Shares reacquired        (71,160)          (822,508)     (7,192,858)   (91,949,184)
--------------------------------------------------------------------------
Net Increase
 (Decrease)               22,458      $     287,889      (3,158,515) $ (33,292,242)
--------------------------------------------------------------------------
Class Z*
Shares sold              472,325      $   5,219,718       1,275,895  $  18,252,173
Shares issued on
 reinvestment             52,653            579,186         185,263      2,352,896
Shares reacquired    (10,282,447)      (116,007,869)     (1,855,680)   (23,851,060)
--------------------------------------------------------------------------
Net Decrease          (9,757,469)     $(110,208,965)       (394,522) $  (3,245,991)
--------------------------------------------------------------------------

*As of April 21, 2003, Class Z shares were fully redeemed.


     12 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                      2003/(1)(2)/      2002/(2)/     2001/(2)/      2000/(2)/         1999/(2)/          1998/(2)/
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                             $11.52          $15.86         $17.59           $17.00            $18.28             $17.09
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                0.09            0.19           0.18             0.20              0.20               0.24
  Net realized and unrealized
   gain (loss)                         1.34           (4.34)         (1.73)            1.98             (0.37)              2.24
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations                           1.43           (4.15)         (1.55)            2.18             (0.17)              2.48
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.09)          (0.19)         (0.18)           (0.20)            (0.20)             (0.23)
  Net realized gains                     --              --             --            (1.39)            (0.85)             (1.06)
  Capital                                --              --             --               --             (0.06)                --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.09)          (0.19)         (0.18)           (1.59)            (1.11)             (1.29)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $12.86          $11.52         $15.86           $17.59            $17.00             $18.28
------------------------------------------------------------------------------------------------------------------------------
Total Return                          12.52%++       (26.27)%        (8.81)%          12.92%            (0.91)%            14.61%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (000s)                           $384,480        $362,753       $596,386         $704,463          $744,405           $821,003
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                             0.93%+          0.94%          0.89%            0.90%             0.90%              0.90%
  Net investment income                1.60+           1.41           1.11             1.18              1.09               1.29
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  28%            122%            25%              31%               34%                48%
------------------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     13 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                               2003/(1)(2)/   2002/(2)/   2001/(2)/   2000/(2)/    1999/(2)/   1998/(2)/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $11.49        $15.82      $17.53       $16.94      $18.21      $17.03
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                          0.04          0.08        0.04         0.07        0.06        0.09
 Net realized and unrealized gain (loss)        1.34         (4.34)      (1.71)        1.96       (0.37)       2.24
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             1.38         (4.26)      (1.67)        2.03       (0.31)       2.33
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.04)        (0.07)      (0.04)       (0.05)      (0.05)      (0.09)
 Net realized gains                               --            --          --        (1.39)      (0.85)      (1.06)
 Capital                                          --            --          --           --       (0.06)         --
----------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.04)        (0.07)      (0.04)       (1.44)      (0.96)      (1.15)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.83        $11.49      $15.82       $17.53      $16.94      $18.21
----------------------------------------------------------------------------------------------------------------
Total Return                                   12.07%++     (26.92)%     (9.55)%      12.01%      (1.66)%     13.71%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $53,229       $53,428     $88,121     $103,442    $118,477     $69,786
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.79%+        1.76%       1.74%        1.68%       1.67%       1.69%
 Net investment income                          0.73+         0.59        0.26         0.39        0.32        0.51
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           28%          122%         25%          31%         34%         48%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


     14 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                            2003/(1)(2)/  2002/(2)/   2001/(2)/   2000/(2)/ 1999/(2)/ 1998/(2)(3)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.50       $15.83      $17.55      $16.95    $18.22      $17.05
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.05         0.08        0.05        0.07      0.06        0.09
 Net realized and unrealized gain (loss)      1.34        (4.33)      (1.73)       1.97     (0.37)       2.24
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.39        (4.25)      (1.68)       2.04     (0.31)       2.33
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.05)       (0.08)      (0.04)      (0.05)    (0.05)      (0.10)
 Net realized gains                             --           --          --       (1.39)    (0.85)      (1.06)
 Capital                                        --           --          --          --     (0.06)         --
-------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.05)       (0.08)      (0.04)      (1.44)    (0.96)      (1.16)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.84       $11.50      $15.83      $17.55    $16.95      $18.22
-------------------------------------------------------------------------------------------------------------
Total Return                                 12.08%++    (26.88)%     (9.57)%     12.08%    (1.65)%     13.73%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $72,915      $63,023    $101,454    $103,863   $97,745     $66,190
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.74%+       1.75%       1.71%       1.67%     1.66%       1.67%
 Net investment income                        0.79+        0.60        0.29        0.40      0.34        0.52
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         28%         122%         25%         31%       34%         48%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     15 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                             2003/(1)(2)/   2002/(2)/   2001/(2)/  2000/(2)/  1999/(2)/   1998/(2)/
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $11.52        $15.86      $17.60     $17.01     $18.28      $17.09
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.11          0.24        0.23       0.26       0.26        0.30
 Net realized and unrealized gain (loss)       1.35         (4.35)      (1.73)      1.98      (0.36)       2.24
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.46         (4.11)      (1.50)      2.24      (0.10)       2.54
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.12)        (0.23)      (0.24)     (0.26)     (0.26)      (0.29)
 Net realized gains                              --            --          --      (1.39)     (0.85)      (1.06)
 Capital                                         --            --          --         --      (0.06)         --
--------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.12)        (0.23)      (0.24)     (1.65)     (1.17)      (1.35)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.86        $11.52      $15.86     $17.60     $17.01      $18.28
--------------------------------------------------------------------------------------------------------------
Total Return                                  12.74%++     (26.02)%     (8.55)%    13.30%     (0.54)%     14.96%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $154,286      $137,963    $240,016   $239,463   $184,974    $159,084
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.62%+        0.59%       0.58%      0.57%      0.58%       0.58%
 Net investment income                         1.91+         1.75        1.41       1.50       1.41        1.61
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          28%          122%         25%        31%        34%         48%
--------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


    16 Smith Barney Funds, Inc.  | 2003 Semi-Annual Report to Shareholders

                           SMITH BARNEY FUNDS, INC.




         DIRECTORS                    INVESTMENT MANAGER
         Lee Abraham                  Smith Barney Fund Management LLC
         Allan J. Bloostein
         Jane F. Dasher               DISTRIBUTOR
         Donald R. Foley              Citigroup Global Markets Inc.
         R. Jay Gerken, CFA
           Chairman                   CUSTODIAN
         Richard E. Hanson, Jr.       State Street Bank and
         Paul Hardin                    Trust Company
         Roderick C. Rasmussen
         John P. Toolan               TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
         OFFICERS                     New York, New York 10004
         R. Jay Gerken, CFA
         President and Chief          SUB-TRANSFER AGENT
         Executive Officer            PFPC Global Fund Services
                                      P.O. Box 9134
         Lewis E. Daidone             Boston, Massachusetts
         Executive Vice President and 02205-9134
         Chief Administrative Officer

         Richard L. Peteka
         Chief Financial Officer
         and Treasurer

         John B. Cunningham
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney Funds, Inc.



   Large Cap Value Fund

   The Fund is a separate investment fund of the Smith Barney Funds, Inc., a Maryland corporation.


 This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Large Cap Value Fund but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales materials after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY FUNDS, INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD0628 8/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Funds, Inc.

By:      /s/ R. Jay Gerken R. Jay Gerken
         Chief Executive Officer of
         Smith Barney Funds, Inc.

Date: August 28, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         Smith Barney Funds, Inc.

Date: August 28, 2003

By:      /s/ Richard Peteka
         (Richard Peteka)
         Chief Financial Officer of
         Smith Barney Funds, Inc.

Date: August 28, 2003